Schedule of Retrospective Impact of Adoption of New Accounting Standards (Detail) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2017	[1]	Sep. 30, 2017	[1]	Jun. 30, 2017	[1]	Mar. 31, 2017	[1]	Dec. 31, 2016	[2]	Sep. 30, 2016	[2]	Jun. 30, 2016	[2]	Mar. 31, 2016	[2]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
New Accounting Pronouncement Early Adoption [Line Items]
Cost of sales																	$ 6,091		$ 6,047		$ 5,777
Gross margin	$ 1,164		$ 1,130		$ 1,132		$ 1,044		$ 1,104		$ 1,073		$ 973		$ 966		4,470	[1]	4,116	[2]	4,191
Marketing and administrative expenses																	2,566		2,725		3,031
Research and development expenses																	613		646		587
Operating income																	1,291		745		573
Other (income) expense, net																	19		(4,275)		19
As Previously Reported
New Accounting Pronouncement Early Adoption [Line Items]
Cost of sales																	6,099		6,053		5,822
Gross margin																	4,462		4,110		4,146
Marketing and administrative expenses																	2,587		2,739		3,094
Research and development expenses																	617		647		603
Operating income																	1,258		724		449
Other (income) expense, net																	(14)		(4,296)		(105)
Adjustments
New Accounting Pronouncement Early Adoption [Line Items]
Cost of sales																	(8)		(6)		(45)
Gross margin																	8		6		45
Marketing and administrative expenses																	(21)		(14)		(63)
Research and development expenses																	(4)		(1)		(16)
Operating income																	33		21		124
Other (income) expense, net																	$ 33		$ 21		$ 124

[1]	The first quarter of 2017 included charges of $17 million related to business optimization, separation-related costs and historical rebate and discount adjustments. The second quarter of 2017 included charges of $57 million related to business optimization, separation-related costs, Venezuela deconsolidation costs, Claris acquisition and integration expenses and adjustments to historical product reserves. The third quarter of 2017 included charges of $82 million related to business optimization, separation-related costs, Hurricane Maria costs, Claris acquisition and integration expenses and SIGMA SPECTRUM infusion pump inspection and remediation activities. The fourth quarter of 2017 included charges of $388 million related to business optimization, separation-related costs, Claris acquisition and integration expenses, Hurricane Maria costs, litigation and contractual disputes for business arrangements in which the company is no longer engaged or a party thereto and the impact of tax reform in the United States.
[2]	The first quarter of 2016 included benefits of $3.1 billion related to business optimization, separation-related costs, Retained Shares transactions, a loss on debt extinguishment, and product-related items. The second quarter of 2016 included benefits of $1.0 billion related to business optimization, separation-related costs, Retained Shares transactions, and asset impairment. The third quarter of 2016 included charges of $155 million related to business optimization, separation-related costs, a loss on debt extinguishment, and a tax matter. The fourth quarter of 2016 included charges of $47 million related to business optimization, Gambro integration costs, product-related items, separation-related costs, and reserve items and adjustments.